Condensed Consolidated Statement of Profit or (Loss) and Other Comprehensive Income (Loss) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales revenue	$ 9,430,228	$ 6,295,851	$ 30,163,944	$ 25,986,786	$ 33,727,222	$ 29,049,345
Cost of sales	(8,864,653)	(5,692,410)	(27,562,995)	(21,068,310)	(27,810,782)	(24,062,603)
Gross profit	565,575	603,441	2,600,949	4,918,476	5,916,440	4,986,742
General and administrative expenses	(628,578)	(421,954)	(2,600,422)	(1,921,093)	(3,224,843)	(2,467,432)
Selling and marketing expenses	(70,022)	(15,000)	(354,556)	(270,205)	(412,536)
Other income	22,724	36,958	86,253	79,785	707,911	48,273
Operating (loss)/profit	(110,301)	203,445	(267,776)	2,806,963	2,986,972	2,567,583
Finance expenses	(471,238)	(162,260)	(1,280,428)	(384,859)	(835,813)	(612,735)
Change in fair value of warrant liabilities					141,874
Recapitalization expense					(23,210,293)
(Loss) Profit before income tax	(581,539)	41,185	(1,548,204)	2,422,104	(20,917,260)	1,954,848
Income tax expense	(49,094)		(49,094)		(313,421)	(109,878)
Total (Loss) Income	(630,633)	41,185	(1,597,298)	2,422,104	(21,230,681)	1,844,970
Other comprehensive income for the period, net of tax
Total	(630,633)	41,185	(1,597,298)	2,422,104	(21,230,681)	1,844,970
(Loss) Profit attributable to:
Members of the parent entity	(559,758)	26,324	(1,501,719)	1,858,356	(21,662,555)	1,432,693
Non-controlling interest	(70,875)	14,861	(95,579)	563,748	431,874	412,277
Total comprehensive (loss) income attributable to:
Members of the parent entity	(559,758)	26,324	(1,501,719)	1,858,356	(21,662,555)	1,432,693
Non-controlling interest	$ (70,875)	$ 14,861	$ (95,579)	$ 563,748	$ 431,874	$ 412,277
(Loss) Earnings per share attributable to the ordinary equity holders of the parent
Basic (loss) earnings per share (cents)	$ (0.03)	$ 0.00	$ (0.07)	$ 0.13	$ (1.07)	$ 0.10
Diluted (loss) earnings per share (cents)	$ (0.03)	$ 0.00	$ (0.07)	$ 0.13	$ (1.07)	$ 0.10